FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Interest rate swap contracts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 59,747,103	R$ 51,269,042
Current assets	182,760	209,327
Current liabilities	(962)	(2,466)
Comprehensive positive (negative) result	R$ (3,152)	(6,250)
Less than one year
Financial assets and liabilities recorded at fair value
Ratio designated debs in hedge relations to future disbursements of contracts indexed to libor	51.22%
2020
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 7,194,532
Ratio designated debs in hedge relations to future disbursements of contracts indexed to libor	33.11%
interest rate swap contracts
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 275,000
Fair Values	1,267	(2,175)
Financial expenses	1,001	6,047
interest rate swap contracts | Fair value
Financial assets and liabilities recorded at fair value
Current assets	2,195	1,630
Current liabilities	(928)	(3,805)
1.6285%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 75,000
Rates used	1.6285%
Fair Values	R$ 1,328	998
1.6295%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 25,000
Rates used	1.6295%
Fair Values	R$ 442	332
1.6795%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 25,000
Rates used	1.6795%
Fair Values	R$ 425	300
3.2780%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 50,000
Rates used	3.278%
Fair Values	R$ (292)	(1,238)
3.3240%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 100,000
Rates used	3.324%
Fair Values	R$ (636)	R$ (2,567)